Net Loss Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Cepton Technologies, Inc. [Member]
Net Loss Per Share (Tables) [Line Items]
Schedule of computation of diluted net loss per share
	Nine Months Ended September 30,
	2021	2020
Stock options to purchase common stock	7,043,936	5,236,000
Unvested restricted stock	68,750	—
Preferred shares on an as-converted basis	21,671,491	21,671,491
Class F shares an as-converted basis	8,372,143	8,372,143
Shares issuable upon exercise of warrants	60,000	60,000
Total	37,216,320	35,339,634

	Year Ended December 31,
	2020	2019
Stock options to purchase common stock	5,221,283	5,024,915
Unvested restricted stock	125,000	—
Preferred shares on an as-converted basis	21,671,491	15,342,075
Class F shares an as-converted basis	8,372,143	8,402,000
Shares issuable upon exercise of warrants	60,000	60,000
Total	35,449,917	28,828,990